Document And Entity Information	May 10, 2024
Document Information [Line Items]
Entity, Registrant Name	The L.S. Starrett Company
Document, Type	8-K/A
Document, Period End Date	May 10, 2024
Entity, Incorporation, State or Country Code	MA
Entity, File Number	1-367
Entity, Tax Identification Number	04-1866480
Entity, Address, Address Line One	121 Crescent Street
Entity, Address, City or Town	Athol
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	01331
City Area Code	978
Local Phone Number	249-3551
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common - $1.00 Per Share Par Value
Trading Symbol	SCX
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 05-10-24
Amendment Flag	true
Entity, Central Index Key	0000093676